UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ashland Management Incorporated

Address:  475 Park Avenue South, 32nd Floor
          New York, New York 10016


13F File Number: 028-01429

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Gilligan
Title:  Director - Compliance & Risk Management
Phone:  (212) 400-3522


Signature, Place and Date of Signing:

/s/ John Gilligan              New York, New York           August 11, 2003
- --------------------       --------------------------    -----------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: $427,008
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                              FORM 13F INFORMATION TABLE

                                          ASHLAND MANAGEMENT INCORPORATED

                                          DISCRETIONARY OWNERSHIP FOR 13F
                                          AS OF DATE: 06/30/2003

(ITEM 1)                 (ITEM 2)(ITEM 3)  (ITEM 4)  (ITEM 5)        (ITEM 6)           (ITEM 7)(ITEM 8)
                                                                    INVESTMENT                  VTG AUTH
                                                                    DISCRETION                  (SHARES)
                                                                -----------------       -----------------------
NAME                     TITLE                       SHARES OR   SHARED          SHARED
OF                       OF     CUSIP     VALUE      PRINCIPAL   SOLE    SHARED  OTHER   SOLE   SHARED   NONE
ISSUER                   CLASS  NUMBER    (x $1,000) AMOUNT      (A)     (B)     MGR (C) (A)    (B)      (C)
----------------------   ------ --------- ---------- ---------- -------- ------- ------- ------ -------- ------
3M COMPANY COM           COM    88579Y101     12,756      98,899  X                      91,309    0     7,590
ABERCROMBIE & FITCH C    COM    002896207        415      14,620  X                      14,095    0       525
ADOBE SYS INC COM        COM    00724F101      7,962     248,280  X                     229,060    0    19,220
ALLERGAN INC             COM    018490102        616       7,995  X                       7,695    0       300
AMERICAN EXPRESS CO      COM    025816109     15,278     365,413  X                     338,113    0    27,300
AMGEN INC                COM    031162100     14,538     220,478  X                     204,143    0    16,335
ANHEUSER BUSCH COS IN    COM    035229103      9,542     186,922  X                     173,852    0    13,070
APOLLO GROUP INC CL A    COM    037604105     15,814     255,885  X                     237,295    0    18,590
AUTOZONE INC COM         COM    053332102      9,400     123,732  X                     115,552    0     8,180
BANK OF AMERICA          COM    060505104     12,193     154,278  X                     142,988    0    11,290
BED BATH & BEYOND        COM    075896100     12,387     319,100  X                     298,159    0    20,941
BOEING CO                COM    097023105      1,149      33,481  X                      33,481    0         0
C H ROBINSON WORLDWID    COM    12541W100        602      16,990  X                      16,390    0       600
CAREMARK RX INC.         COM    141705103        634      24,690  X                      23,790    0       900
CENTEX CORP              COM    152312104        594       7,631  X                       7,356    0       275
CIT C-12/15/03 8.125%    PREF   00206J308        258      10,000  X                      10,000    0         0
CITIGROUP INC.           COM    172967101     14,575     340,535  X                     314,050    0    26,485
COACH INC COM            COM    189754104      1,236      24,855  X                      24,005    0       850
COGNOS INC COM           COM    19244C109        645      23,855  X                      23,005    0       850
COLGATE PALMOLIVE CO     COM    194162103      8,392     144,820  X                     133,370    0    11,450
DELL COMPUTER CORP       COM    247025109     13,341     419,003  X                     386,203    0    32,800
EBAY INC COM             COM    278642103        659       6,340  X                       6,115    0       225
EXPEDIA INC CL A         COM    302125109      1,099      14,435  X                      13,910    0       525
EXPEDITORS INTL WASH     COM    302130109        528      15,330  X                      14,805    0       525
EXXON CORPORATION        COM    30231G102        283       7,875  X                       7,875    0         0
FAIR ISAAC & CO INC C    COM    303250104        734      14,260  X                      13,760    0       500
FIRST DATA CORP          COM    319963104     19,915     480,582  X                     441,982    0    38,600
FIRST TENN NATL CORP     COM    337162101        591      13,450  X                      12,975    0       475
FOREST LABS INC          COM    345838106     14,806     270,430  X                     250,086    0    20,344
GARMIN LTD ORD           COM    G37260109        498      12,475  X                      12,050    0       425
GILEAD SCIENCES INC C    COM    375558103        760      13,690  X                      13,215    0       475
GILLETTE CO              COM    375766102        243       7,618  X                       4,118    0     3,500
HOME DEPOT INC           COM    437076102      9,915     299,355  X                     274,650    0    24,705
INTEGRATED CIRCUIT SY    COM    45811K208        699      22,245  X                      21,445    0       800
INTERNATIONAL GAME TE    COM    459902102        801       7,823  X                       7,573    0       250
KINDER MORGAN INC KAN    COM    49455P101        590      10,800  X                      10,425    0       375
LEXMARK INTL GROUP IN    COM    529771107      9,729     137,470  X                     126,325    0    11,145
LINCARE HLDGS INC        COM    532791100        518      16,383  X                      15,833    0       550
LOWES CO                 COM    548661107     12,170     283,347  X                     261,273    0    22,074
MARSH & MCLENNAN COS     COM    571748102     13,333     261,073  X                     240,573    0    20,500
MCGRAW-HILLCOMPANIES     COM    580645109     11,795     190,245  X                     175,280    0    14,965
MEDTRONIC INC            COM    585055106        819      17,073  X                      16,578    0       495
MERCURY INTERACTIVE C    COM    589405109        737      19,015  X                      18,365    0       650
MYLAN LABS INC COM       COM    628530107        669      19,250  X                      18,575    0       675
NEXTEL COMMUNICATIONS    COM    65332V103        784      43,395  X                      41,870    0     1,525
NOKIA CORP SPONSERED     COM    654902204      7,090     431,520  X                     395,705    0    35,815
OMNICOM GROUP            COM    681919106     14,483     201,991  X                     186,711    0    15,280
PFIZER INC               COM    717081103     10,632     311,321  X                     288,306    0    23,015
PROCTER & GAMBLE CO      COM    742718109     11,055     123,959  X                     114,555    0     9,404
QLOGIC CORP COM          COM    747277101        613      12,710  X                      12,260    0       450
RENT A CTR INC NEW CO    COM    76009N100        458       6,035  X                       5,835    0       200
SAP AG ADR SPONS PREF    COM    803054204      9,966     341,075  X                     311,430    0    29,645
SLM CORPORATION COM      COM    78442P106     12,368     315,745  X                     292,235    0    23,510
ST JUDE MEDICAL CENTE    COM    790849103        663      11,530  X                      11,105    0       425
STARBUCKS CORP COM       COM    855244109        873      35,580  X                      34,435    0     1,145
STRYKER CORP             COM    863667101     14,923     215,126  X                     199,232    0    15,894
SUNGARD DATA SYS INC     COM    867363103        586      22,632  X                      21,847    0       785
SYMANTEC CORP COM        COM    871503108        642      14,620  X                      14,095    0       525
SYNOPSYS INC COM         COM    871607107        717      11,585  X                      11,160    0       425
SYSCO CORP               COM    871829107     10,715     356,701  X                     333,656    0    23,045
TEVA PHARMACEUTICAL I    COM    881624209     11,270     198,062  X                     183,382    0    14,680
UNITED PARCEL SVC        COM    911312106     12,279     192,770  X                     177,835    0    14,935
UNITED TECHNOL           COM    913017109      6,871      97,007  X                      87,872    0     9,135
UNITEDHEALTH GRP IN      COM    91324P102     13,702     272,678  X                     252,258    0    20,420
UTSTARCOM INC COM        COM    918076100        942      26,420  X                      25,520    0       900
VARIAN MED SYS INC CO    COM    92220P105        563       9,778  X                       9,453    0       325
WAL-MART STORES INC      COM    931142103      9,752     181,705  X                     167,630    0    14,075
WELLPOINT HEALTH NTWR    COM    94973H108     12,300     145,903  X                     136,079    0     9,824
WELLS FARGO NEW          COM    949746101      7,702     152,825  X                     141,675    0    11,150
WILLIAMS SONOMA INC C    COM    969904101        632      21,650  X                      20,900    0       750
WYETH                    COM    983024100        208       4,567  X                       4,567    0         0

TOTAL                                        427,008
